Equity	12 Months Ended
Mar. 31, 2014
Equity

13.     Equity:

Change in NTT’s shares of common stock and treasury stock for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2011	1,448,659,067	125,524,000
Acquisition of treasury stock under resolution of the board of directors	—	99,334,200
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	64,112
Resale of treasury stock to holders of less-than-one-unit shares	—	(28,668)
Cancellation of treasury stock under resolution of the board of directors	(125,461,832)	(125,461,832)

Balance at March 31, 2012	1,323,197,235	99,431,812
Acquisition of treasury stock under resolution of the board of directors	—	38,382,300
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	17,631
Resale of treasury stock to holders of less-than-one-unit shares	—	(9,140)

Balance at March 31, 2013	1,323,197,235	137,822,603
Acquisition of treasury stock under resolution of the board of directors	—	75,294,000
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	37,134
Resale of treasury stock to holders of less-than-one-unit shares	—	(2,930)
Cancellation of treasury stock under resolution of the board of directors	(186,500,000)	(186,500,000)

Balance at March 31, 2014	1,136,697,235	26,650,807

According to the NTT Law, NTT must obtain authorization from the Minister of Internal Affairs and Communications for certain financial matters including (1) certain new share issuance, including shares issuable upon the exercise of stock acquisition rights; (2) any resolution for (i) a change in the Articles of Incorporation, (ii) an appropriation of profits or (iii) any merger or dissolution; and (3) any disposition of major telecommunications trunk lines and equipment or providing mortgages on such properties.

On November 24, 1995, based upon the resolution of the board of directors’ meeting held on April 28, 1995, NTT capitalized the aggregate amount of ¥15,600 million of its additional paid-in capital to the common stock account and made a free share distribution of 312,000 shares to shareholders of record at September 30, 1995, representing 2% of outstanding shares. Under generally accepted accounting principles in Japan, no accounting entry is required for such a free share distribution. Had the distribution been accounted for entities in the United States, ¥234,624 million would have been transferred from retained earnings to the applicable capital account.

Effective May 1, 2006, the Japanese Companies Act provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the Articles of Incorporation provide for such interim cash dividends, and (iii) an amount equal to at least 10% of the decrease in retained earnings resulting from a dividend payment be appropriated from retained earnings to a legal reserve until such reserve is equal to 25% of capital stock. The legal reserve is available for distribution upon approval at a shareholders’ meeting.

The Japanese Companies Act provides that corporations are able to repurchase their own shares in market transactions by resolution of the board of directors so long as their articles of incorporation so prescribe.

On May 13, 2011, the board of directors resolved that NTT may acquire up to a total not exceeding 60 million outstanding shares of its common stock at an amount in total not exceeding ¥280 billion from May 16, 2011 through September 30, 2011. Based on this resolution, NTT repurchased 57,513,600 shares of its common stock at ¥223,440 million on July 5, 2011 using the Tokyo Stock Exchange Trading Network Off-Auction Own Share Repurchase Trading System (“ToSTNeT-3”).

On November 9, 2011, the board of directors resolved that NTT will cancel 125,461,832 shares held as treasury stock on November 15, 2011, and that NTT may acquire up to a total not exceeding 44 million outstanding shares of its common stock at an amount in total not exceeding ¥220 billion from November 16, 2011 through March 30, 2012. As a result of this cancellation, “Retained earnings” decreased by ¥566,551 million. NTT repurchased 41,820,600 shares of its common stock at ¥158,291 million on February 8, 2012 using ToSTNeT-3.

On September 19, 2012, the board of directors resolved that NTT may acquire up to 42 million outstanding shares of its common stock at an amount in total not exceeding ¥150 billion from during the period from September 20, 2012 through March 29, 2013. Based on this resolution, NTT repurchased 38,382,300 shares of its common stock for a total purchase price of ¥149,999 million between September 2012 and February 2013.

On May 10, 2013, the board of directors of NTT resolved that NTT may acquire up to 50 million shares of its outstanding common stock for an amount in total not exceeding ¥250 billion from May 13, 2013 through March 31, 2014. Based on this resolution, NTT repurchased 48,737,200 shares of its common stock for a total purchase price of ¥250,000 million between May 2013 and October 2013, and concluded the repurchase of its common stock authorized by board of directors’ resolution.

On November 8, 2013, the board of directors of NTT resolved that NTT will cancel 186,500,000 shares held as treasury stock on November 15, 2013, and as a result of such cancellation conducted on November 15, 2013, retained earnings have decreased by ¥818,206 million.

On February 6, 2014, the board of directors of NTT resolved that NTT may acquire up to 38 million shares of its outstanding common stock at an amount in total not exceeding ¥200 billion from February 7, 2014 through March 31, 2014. Based on this resolution, NTT repurchased 26,556,800 shares of its common stock at ¥156,499 million on March 7, 2014 using ToSTNeT-3.

The amount of statutory retained earnings of NTT available for the payments of dividends to shareholders as of March 31, 2014 was ¥581,440 million. In accordance with customary practice in Japan, appropriations of retained earnings are not accrued in the financial statements for the period to which they relate but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings in the accompanying consolidated financial statements at March 31, 2014 include amounts representing final cash dividends of ¥99,904 million, or ¥90 per share, which were approved at the shareholders’ meeting held on June 26, 2014.

On May 13, 2014, the board of directors of NTT resolved that NTT may acquire up to 44 million shares of its outstanding common stock for an amount in total not exceeding ¥250 billion from July 1, 2014 through March 31, 2015.

Accumulated other comprehensive income (loss)—

An analysis of the changes for the fiscal year ended March 31, 2014 in accumulated other comprehensive income (loss) is shown below:

	Unrealized gain (loss) on securities	Unrealized gain (loss) on derivative instruments	Foreign currency translation adjustments	Pension liability adjustments	Total
	Millions of yen
Balance at March 31, 2013	¥71,976	¥(2,560)	¥(5,683)	¥(256,665)	¥(192,932)
Other comprehensive income before reclassification	16,292	(2,444)	150,461	162,168	326,477
Amounts reclassified from accumulated other comprehensive income	(235)	(2,451)	6,010	1,073	4,397

Other comprehensive income	16,057	(4,895)	156,471	163,241	330,874

Less—Comprehensive income attributable to noncontrolling interests	3,322	(1,473)	29,949	11,178	42,976

Balance at March 31, 2014	¥84,711	¥(5,982)	¥120,839	¥(104,602)	¥94,966

The following table provides the change in accumulated other comprehensive income (loss) for the fiscal years ended March 31, 2012, 2013 and 2014:

	2012
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥6,364	¥1,322	¥7,686
Less—Reclassification adjustment for realized (gain) loss included in net income	1,294	(742)	552

Net change in unrealized gain (loss) on securities	7,658	580	8,238

Unrealized gain (loss) on derivative instruments arising during the period	¥(2,605)	¥(148)	¥(2,753)
Less—Reclassification adjustment for realized (gain) loss included in net income	833	(311)	522

Net change in unrealized gain (loss) on derivative instruments	(1,772)	(459)	(2,231)

Net change in foreign currency translation adjustments	(84,991)	15,622	(69,369)

	2013
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥62,959	¥(20,920)	¥42,039
Less—Reclassification adjustment for realized (gain) loss included in net income	8,939	(3,469)	5,470

Net change in unrealized gain (loss) on securities	71,898	(24,389)	47,509

Unrealized gain (loss) on derivative instruments arising during the period	¥(7,308)	¥983	¥(6,325)
Less—Reclassification adjustment for realized (gain) loss included in net income	2,480	(891)	1,589

Net change in unrealized gain (loss) on derivative instruments	(4,828)	92	(4,736)

Net change in foreign currency translation adjustments	126,918	(14,530)	112,388

	2014
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥26,518	¥(10,226)	¥16,292
Less—Reclassification adjustment for realized (gain) loss included in net income	(426)	191	(235)

Net change in unrealized gain (loss) on securities	26,092	(10,035)	16,057

Unrealized gain (loss) on derivative instruments arising during the period	¥(2,121)	¥(323)	¥(2,444)
Less—Reclassification adjustment for realized (gain) loss included in net income	(3,885)	1,434	(2,451)

Net change in unrealized gain (loss) on derivative instruments	(6,006)	1,111	(4,895)

Net change in foreign currency translation adjustments	166,075	(9,604)	156,471

The following table provides the details of change in pension liability adjustments for the fiscal years ended March 31, 2012, 2013 and 2014:

	2012	2013	2014
	Millions of yen
Net gain (loss) arising during period, before tax	¥(26,465)	¥23,913	¥165,474
Prior service cost arising during period, before tax	(173)	(178)	76,050

Reclassification adjustment, before tax
Amortization of net actuarial loss (gain)	33,883	32,917	23,015
Amortization of transition obligation	172	168	169
Amortization of prior service cost	(19,601)	(8,464)	(9,527)
Reclassification of prior service cost due to curtailment	—	—	(12,894)
Other	(2,278)	(187)	556

Change of pension liability adjustments during the year, before tax	(14,462)	48,169	242,843

Income tax expense related to pension liability adjustments	5,920	(12,523)	(79,602)

Other comprehensive income (loss)	(8,542)	35,646	163,241

Reclassifications out of accumulated other comprehensive income (loss) for the fiscal year ended March 31, 2014 was as follows:

	Amounts reclassified from accumulated other comprehensive income (loss)	Affected line items in consolidated statements of income
Millions of yen
Unrealized gain (loss) on securities	¥426	Other, net
	(191)	Income tax expense (benefit)

	¥235	Net income

Unrealized gain (loss) on derivative instruments	¥3,977	Other, net
	(1,434)	Income tax expense (benefit)
	(92)	Equity in earnings (losses) of affiliated companies

	¥2,451	Net income

Foreign currency translation adjustments	¥(7)	Other, net
	3,479	Income tax expense (benefit)
	(9,482)	Equity in earnings (losses) of affiliated companies

	¥(6,010)	Net income

Pension liability adjustments	¥(763)	*
	(310)	Income tax expense (benefit)

	¥(1,073)	Net income

Total	¥(4,397)	Net income

*	Amounts reclassified from pension liability adjustments are included in the computation of net periodic pension cost.